PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Plan Assets (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Percentage of companies share in total plan assets	1.73%	2.03%
Actual return on plan asset	Rp 1,166	Rp (315)
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	563	1,115
Equity-based mutual fund	1,202	1,204
Fixed income instruments	8,071	7,020
Total	12,493	11,893
Unquoted
Disclosure of fair value of plan assets [line items]
Private placement	334	335
Total	334	335
Finance | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	954	799
Manufacturing and consumer | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	706	799
Infrastructure and telecommunication | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	317	332
Construction | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	181	190
Wholesale | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	159	177
Mining | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	117	77
Biotechnology and pharma industry | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	96	85
Services | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	75	60
Agriculture | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	49	32
Miscellaneous industries | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	3	3
Series B shares
Disclosure of fair value of plan assets [line items]
Equity instruments	Rp 222	Rp 249